Other Payables And Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities [Abstract]
Payroll and related expenses	$ 286,789	$ 239,407
Provision for warranty and cost	226,589	186,109
Provision for vendors on accrued expenses	79,254	76,299
Provision for vacation pay	93,588	69,811
Provision for losses on long-term contracts	91,010	96,591
Provision for income tax, net of advances	19,401	27,498
Provision for royalties	40,603	36,296
Other income tax liabilities	923	1,318
Value added tax (“VAT”) payable	15,992	22,910
Derivative instruments	22,579	8,326
Contingent purchase obligations	8,904	23,984
IMI acquisition payment (2)	60,560	0
Other	272,081	263,531
Other payables and accrued expenses	$ 1,218,273	$ 1,052,080